Right of Use Asset (Tables)	12 Months Ended
Jun. 30, 2024
Right of Use Asset [Abstract]
Schedule of Right of Use Asset
	30 June 2024 $	30 June 2023 $
Cost	50,063	—
Accumulated amortisation	(19,192)	—
	30,871	—

Balance at beginning of year	—	—
Additions	50,063	—
Amortisation	(19,359)	—
Foreign exchange	167	—
Balance at end of the year	30,871	—